FINANCIAL INSTRUMENTS - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Waterton
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Total consideration	$ 10,000	$ 11,000
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	27,182
Borrowings	58,200
Reclamation and closure obligations	96,454
Total	325,303
Liquidity risk | Convertible Debentures
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	65,000
Liquidity risk | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	59,149
Liquidity risk | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	19,318
Liquidity risk | Within 1 year
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	27,182
Borrowings	0
Reclamation and closure obligations	530
Total	71,389
Liquidity risk | Within 1 year | Convertible Debentures
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	0
Liquidity risk | Within 1 year | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	26,550
Liquidity risk | Within 1 year | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	17,127
Liquidity risk | 1-2 years
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Borrowings	58,200
Reclamation and closure obligations	512
Total	83,759
Liquidity risk | 1-2 years | Convertible Debentures
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	0
Liquidity risk | 1-2 years | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	22,856
Liquidity risk | 1-2 years | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	2,191
Liquidity risk | 2-3 years
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Borrowings	0
Reclamation and closure obligations	1,036
Total	10,779
Liquidity risk | 2-3 years | Convertible Debentures
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	0
Liquidity risk | 2-3 years | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	9,743
Liquidity risk | 2-3 years | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	0
Liquidity risk | Thereafter
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Borrowings	0
Reclamation and closure obligations	94,376
Total	159,376
Liquidity risk | Thereafter | Convertible Debentures
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	65,000
Liquidity risk | Thereafter | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	0
Liquidity risk | Thereafter | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	$ 0